Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue			$ 13,125
Direct cost of revenue			(13,125)
Gross Margin
Operating Expenses
General and administrative	192,804		297,519	4,515
Depreciation and amortization
Total Operating Expenses	192,804		297,519	4,515
Profit (Loss) from Operations	(192,804)		(297,519)	(4,515)
Other Income (Expense)
Other
Total Other Income (Expense)			(297,519)
Net Profit (Loss) Before Taxes	(192,804)		(297,519)	(4,515)
Income Tax (Provision) Benefit
Net Profit (Loss)	$ (192,804)		$ (297,519)	$ (4,515)
(Loss) per Common Share - Basic			$ (0.01)	$ (0.01)
(Loss) per Common Share - Dilutive			$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding:
Basic	196,794,444	626,989	19,919,780	626,989
Dilutive	196,794,444	626,989	19,919,780	626,989